Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		35 Months Ended	38 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2012
Consultant fees	$ 0	$ 0	$ 0	$ 0	$ 0	$ 38,600
Notes payable - related parties	$ 46,725		$ 42,425	$ 18,550	$ 42,425	$ 46,725